                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number: ________
       This Amendment (Check only one.): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC
Address: 111 Huntington Avenue
         Boston, Massachusetts
         02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan S. Lavine
Title: Manager
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

     Jonathan S. Levine       Boston, MA        2/14/07
     [Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name
28-
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            36
Form 13F Information Table Value Total:          261,552
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.      Form 13F File Number      Name

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                            Sankaty Advisors, LLC.
                   Form 13F Information Table as of 12/31/06

Column 1                             Column 2    Column 3  Column 4  Column 5  Column 6  Column 7     Column 8
--------                          -------------- --------- --------- -------- ---------- -------- ----------------
                                                                                                  Voting Authority
                                                                      Value   Investment  Other   ----------------
Name of Issuer                    Title of Class  Cusip     Shares   (x$1000) Discretion Managers Sole Shared None
--------------                    -------------- --------- --------- -------- ---------- -------- ---- ------ ----
Alpha Natural Resources, Inc.         Common     02076X102   566,800 $ 8,066    (OTHER)                        X
AMIS Holdings, Inc.                   Common     031538101   390,546 $ 4,128    (OTHER)                        X
Apache Corp.                          Common     037411105    45,000 $ 2,993    (OTHER)                        X
Armstrong World Industries, Inc.      Common     04247X102   247,930 $10,510    (OTHER)                        X
ATP Oil & Gas Corporation             Common     00208J108    25,000 $   993    (OTHER)                        X
Bally Total Fitness Holding
  Corporation                         Common     05873K108    69,111 $   135    (OTHER)                        X
Boyd Gaming Corporation               Common     103304101   264,000 $11,962    (OTHER)                        X
Burger King Corp.                     Common     121208201 1,158,596 $19,539    (OTHER)                        X
Carrols Restaurant Group, Inc.        Common     14574X104   360,150 $ 5,107    (OTHER)                        X
Celanese Corporation                 Common A    150870103   951,400 $24,622    (OTHER)                        X
Celestica Inc                      Sub Vtg Shrs  15101Q108   170,000 $ 1,328    (OTHER)                        X
Chesapeake Energy Corp.               Common     165167107   316,000 $ 9,180    (OTHER)                        X
Core-Mark Holding Company, Inc.       Common     218681104   129,003 $ 4,315    (OTHER)                        X
Core-Mark Holding Company, Inc.       Common     218681104     2,129 $    71    (SOLE)             X
DDi Corp                              Common     233162502 1,854,062 $13,349    (OTHER)                        X
DRS Technologies, Inc.                Common     23330X100    95,000 $ 5,005    (OTHER)                        X
Dynegy, Inc.                         Common A    26816Q101   126,000 $   912    (OTHER)                        X
Genuine Parts Company                 Common     372460105    16,000 $   759    (OTHER)                        X
Goodyear Tire & Rubber Company        Common     382550101   100,000 $ 2,099    (OTHER)                        X
Gray Television, Inc.                 Common     389375106   490,800 $ 3,598    (OTHER)                        X
Leap Wireless International, Inc.     Common     521863308   561,214 $33,375    (OTHER)                        X
Mirant Corp.                          Common     60467R100    67,000 $ 2,115    (OTHER)                        X
Owens-Illinois Group, Inc.            Common     690768403   143,300 $ 2,644    (OTHER)                        X
Petrohawk Energy Corp                 Common     716495106    50,000 $   575    (OTHER)                        X
Rogers Communications, Inc.          Common B    775109200    31,876 $ 2,212    (OTHER)                        X
Silgan Holdings, Inc.                 Common     827048109   199,546 $ 8,764    (OTHER)                        X
Siliconware Precision Industries
  Co., Ltd.                            ADR       827084864   588,000 $ 4,622    (OTHER)                        X
SIRVA, Inc.                           Common     82967Y104    91,800 $   319    (OTHER)                        X
SMTC Corp                             Common     832682207    77,160 $   184    (OTHER)                        X
Spirit Aerosystems, Inc.             Common A    848574109   242,100 $ 8,103    (OTHER)                        X
STATS ChipPAC Ltd.                     ADR       85771T104   544,000 $ 4,178    (OTHER)                        X
United Rentals, Inc.                  Common     911363109   544,000 $13,834    (OTHER)                        X
United States Steel Corporation       Common     912909108   217,000 $15,871    (OTHER)                        X
Universal Compression Holdings        Common     913431102   118,100 $ 7,335    (OTHER)                        X
Vonage Holdings Corporation           Common     92886T201 2,695,824 $14,967    (OTHER)                        X
Warner Music Group                    Common     934550104   750,662 $13,782    (OTHER)                        X